Cash and cash equivalents - Foreign Currency Sensitivity and Risk Management (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	₽ 33,033	₽ 47,382	₽ 42,101	₽ 40,966
Russian ruble
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	28,908	40,040
Euro
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	1,310	3,407
US Dollar
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	1,786	2,847
Others
Schedule Of Cash And Cash Equivalents In Different Currencies
Cash and cash equivalents	₽ 1,029	₽ 1,088